Other Receivables - Summary of Other Receivables (Detail) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other receivables [abstract]
Rent deposit	£ 293,328	£ 293,328
VAT recoverable	315,565	212,422
Cash held by Employee Benefit Trust		3,600
Total	£ 608,893	£ 509,350